Goodwill - Schedule of reasonable possible changes (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Biopharma
Goodwill
Reasonably possible change in perpetual growth rate (as a percent)	0.50%	0.50%
Reasonably possible change in pre-tax discount rate (as a percent)	0.50%	0.50%
Diagnostic
Goodwill
Reasonably possible change in perpetual growth rate (as a percent)	0.50%	0.50%
Reasonably possible change in pre-tax discount rate (as a percent)	1.00%	1.00%
Bio Supplies
Goodwill
Reasonably possible change in perpetual growth rate (as a percent)	0.50%	0.50%
Reasonably possible change in pre-tax discount rate (as a percent)	0.50%	0.50%
Kiro Grifols
Goodwill
Reasonably possible change in perpetual growth rate (as a percent)	0.50%	0.50%
Reasonably possible change in pre-tax discount rate (as a percent)	0.50%	0.50%
GigaGen.
Goodwill
Reasonably possible change in pre-tax discount rate (as a percent)	2.00%	2.00%
Reasonably possible change in sink rate (as a percent)		0.0100
Alkahest Inc
Goodwill
Reasonably possible change in pre-tax discount rate (as a percent)	2.00%	2.00%